UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07359

HYPERION BROOKFIELD INCOME FUND, INC. (Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR NEW YORK, NEW YORK 10281-1010 (Address of principal executive offices) (Zip code)

JOHN H. DOLAN, PRESIDENT HYPERION BROOKFIELD INCOME FUND, INC. THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR NEW YORK, NEW YORK 10281-1010 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) Hyperion

Date of fiscal year end: July 31

Date of reporting period: January 31, 2007

Item 1. Reports to Shareholders.

Hyperion
Brookfield
Income
Fund, Inc.

Semi-Annual Report

January 31, 2007

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by assets category as of January 31, 2007.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio Of Investments As Of January 31, 2007*

* As a percentage of total investments.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited) January 31, 2007
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES – 7.2%
First Franklin Mortgage Loan Trust
Series 2004-FFH2, Class B1*(b)	8.85	%†	06/25/34	$3,000		$2,250,000
Green Tree Financial Corp.
Series 1998-04, Class M1	6.83		03/01/28	2,000		1,000,000
Series 1998-3, Class M1	6.86		03/01/30	2,000		1,020,000
Series 1997-7, Class B1	6.99		07/15/29	1,593		270,811
Series 1997-3, Class M1	7.53		03/15/28	2,500		1,862,500
Series 1996-9, Class M1	7.63		08/15/27	2,300		2,185,000

						6,338,311

Long Beach Mortgage Loan Trust
Series 2002-5, Class M4B	6.00		11/25/32	1,607		642,651
Mid-State Trust
Series 2004-1, Class B	8.90		08/15/37	2,702		2,750,051
Sail Net Interest Margin Notes
Series 2004-BNC2, Class B*	7.00		12/27/34	684		171,047
Series 2003-5, Class A*	7.35		06/27/33	32		3,210
Series 2003-3, Class A*	7.75		04/27/33	78		14,868

						189,125

Structured Asset Investment Loan Trust
Series 2004-4, Class B*(c)	5.00/5.50		04/25/34	2,858		2,212,664
Series 2004-11, Class B*(c)	5.00/5.50		01/25/35	3,999		3,511,522
Series 2003-BC13, Class B*(c)(a)	6.00/5.50		11/25/33	325		258,464
Series 2004-3, Class B*(c)	6.00/5.50		04/25/34	2,500		1,954,250

						7,936,900

Wells Fargo Alternative Loan Trust
Series 2005-1, Class B5	5.50		02/25/35	316		199,837
Series 2005-1, Class B6	5.50		02/25/35	404		122,312

						322,149

Total Asset-Backed Securities (Cost – $24,582,960)						20,429,187

COMMERCIAL MORTGAGE BACKED SECURITIES – 75.6%
Other Commercial Mortgage Backed Securities – 75.6%
AAC Group Holding Corp.	14.29		07/09/08	5,430		5,430,000
Banc America Commercial Mortgage, Inc.
Series 2004-6, Class A5	4.81		12/10/42	4,000	@	3,825,112
Series 2004-6, Class F*	5.35		12/10/42	2,500		2,426,775
Series 2006-2, Class J	5.48		05/10/45	882		766,261
Series 2006-2, Class K	5.48		05/10/45	1,386		1,173,220
Series 2006-2, Class L	5.48		05/10/45	1,591		1,168,156
Series 2006-2, Class M	5.48		05/10/45	1,040		710,169
Series 2006-2, Class N	5.48		05/10/45	2,080		1,327,611
Series 2006-2, Class O	5.48		05/10/45	2,035		1,197,656
Series 2006-2, Class P	5.48		05/10/45	11,190		3,952,719
Series 2002-PB2, Class K*	6.29		06/11/35	2,000		2,030,040

						18,577,719

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited) January 31, 2007
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class L*	4.66%		09/19/42	$5,000		$3,756,185
Series 2004-ESA, Class A3*	4.74		05/14/16	3,500	@	3,451,357
Series 2004-T16, Class A6	4.75		02/13/46	5,300	@	5,058,484
Series 2005-T18, Class A4	4.93		02/13/42	11,000		10,597,631
Series 2006-PWR13, Class J*	5.26		09/11/41	2,545		2,200,051
Series 2006-PWR13, Class N*	5.26		09/11/41	1,297		738,661
Series 2006-PWR13, Class K	5.26		09/11/41	399		332,900
Series 2006-PWR13, Class L	5.26		09/11/41	2,663		1,839,675
Series 2006-PWR13, Class M*	5.26		09/11/41	2,175		1,343,233
Series 2006-PWR13, Class O	5.26		09/11/41	2,172		1,139,945
Series 2006-PWR13, Class P*	5.26		09/11/41	10,858		3,433,709
Series 2004-PWR6, Class F*	5.44	†	11/11/41	2,250		2,188,895
Series 2004-PWR6, Class G*	5.47	†	11/11/41	1,000		967,064
Series 2004-PWR5, Class F*	5.48	†	07/11/42	3,500		3,426,889
Series 2005-PWR10, Class K*	5.63		12/11/40	6,113		5,754,295
Series 1999-C1, Class J*	5.64		02/14/31	2,390		199,089
Series 1999-C1, Class K*(d)	5.64		02/14/31	1,502		3,755
Series 2006-PWR13, Class H*	6.03		09/11/41	1,715		1,707,214

						48,139,032

Cascades Mezzanine Loan(e)	9.84	†	06/03/08	5,500		5,500,000
CD 2006 CD2
Series 2006-CD2, Class K*	5.09		01/11/46	1,632		1,415,925
Series 2006-CD2, Class L*	5.09		01/15/46	1,166		964,060
Series 2006-CD6, Class M*	5.09		01/11/46	1,980		1,456,888
Series 2006-CD2, Class J*	5.65		01/11/46	3,300		3,149,896

						6,986,769

Citigroup/ Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class G*	5.40		07/15/44	5,000		4,819,395
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J*	4.23		05/15/38	1,200		1,110,992
Series 2004-C3, Class J*	4.78		07/15/36	275		247,469
Series 2005-C6, Class J*	5.23		12/15/40	5,000		4,692,420
Series 2006-C1, Class L*	5.24		02/15/39	1,717		1,483,845
Series 2006-C1, Class M*	5.24		02/15/39	1,200		1,011,878
Series 2006-C1, Class N*	5.24		02/15/39	1,288		949,820
Series 2006-C1, Class O*	5.24		02/15/39	429		292,560
Series 2006-C1, Class P*	5.24		02/15/39	430		279,491
Series 2006-C1, Class Q*	5.24		02/15/39	858		515,537
Series 2006-C1, Class S*	5.24		02/15/39	3,861		1,287,257
Series 2006-C1, Class K*	5.74		02/15/39	2,900		2,784,336

						14,655,605

Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L*	5.15		09/15/39	623		530,394
Series 2006-C4, Class M*	5.15		09/15/39	1,004		833,562
Series 2006-C4, Class N*	5.15		09/15/39	1,619		1,167,550
Series 2006-C4, Class O*	5.15		09/15/39	1,597		1,035,006
Series 2006-C4, Class P*	5.15		09/15/39	2,405		1,439,027

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited) January 31, 2007
			Principal
	Interest		Amount		Value
	Rate	Maturity	(000s)		(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Series 2006-C4, Class Q*	5.15%	09/15/39	$3,193		$1,541,766
Series 2006-C4, Class S*	5.15	09/15/39	15,963		5,227,883

					11,775,188

Greenwich Capital Commercial Funding Corp
Series 2005-GG5, Class A5	5.22	04/10/37	11,500		11,288,550
JP Morgan Commercial Mortgage Finance Corp.
Series 2003-C1, Class X1*	0.53	01/12/37	55,996		2,053,609
Series 2003-C1, Class K*	5.08	01/12/37	1,625		1,537,021
Series 2003-C1, Class L*	5.08	01/12/37	1,200		979,428
Series 2004-C2, Class A3	5.38	05/15/41	5,000		4,929,215
Series 2005-LDP5, Class J*	5.50	12/15/44	4,500		4,304,169
Series 2004-PNC1, Class A4	5.54	06/12/41	5,000	@	4,987,765
Series 1999-C7, Class F*	6.00	10/15/35	6,000		5,959,518

					24,750,725

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class G*	5.32	02/15/40	4,286		4,132,938
Series 2002-C2, Class V**	5.68	07/15/32	0		0
Series 2002-C2, Class M*	5.68	07/15/35	900		876,816
Series 2002-C2, Class N*	5.68	07/15/35	1,450		1,351,326
Series 2001-C7, Class J*	5.87	11/15/33	3,662		3,639,465
Series 2001-C7, Class L*	5.87	11/15/33	3,299		3,117,829

					13,118,374

Merrill Lynch Mortgage Trust
Series 2002-MW1, Class J*	5.70	07/12/34	2,295		2,253,718
Morgan Stanley Cap I, Inc.
Series 2005-HQ6, Class A4A	4.99	08/13/42	12,000		11,586,876
Series 2006-IQ11, Class J*	5.53	10/15/42	811		650,926
Series 2006-IQ11, Class K*	5.53	10/15/42	586		449,893
Series 2006-IQ11, Class L*	5.53	10/15/42	660		424,993
Series 2005-HQ6, Class J*	5.60	08/13/42	5,000		4,842,145
Series 1998-WF1, Class F*	7.30	03/15/30	5,000	@	5,043,100

					22,997,933

Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J*	4.70	04/15/42	1,248		1,052,679
Series 2005-C18, Class K*	4.70	04/15/42	1,665		1,371,279
Series 2005-C18, Class L*	4.70	04/15/42	797		593,010
Series 2005-C18, Class M*	4.70	04/15/42	532		358,923
Series 2005-C18, Class N*	4.70	04/15/42	648		411,285
Series 2002-C2, Class L*	4.94	11/15/34	1,833		1,715,611
Series 2002-C2, Class M*	4.94	11/15/34	1,072		969,919
Series 2002-C2, Class N*	4.94	11/15/34	938		827,586
Series 2002-C2, Class O*	4.94	11/15/34	755		613,070
Series 2002-C2, Class P*	4.94	11/15/34	10,044		3,420,985
Series 2003-C3, Class J*	4.98	02/15/35	2,045		1,941,865
Series 2006-C29, Class K*	5.07	11/15/48	1,399		1,176,566
Series 2006-C29, Class L*	5.07	11/15/48	932		764,108
Series 2006-C29, Class M*	5.07	11/15/48	887		628,519
Series 2006-C29, Class N*	5.07	11/15/48	1,145		757,181

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited) January 31, 2007
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Series 2006-C29, Class O*	5.07%		11/15/48	$2,464	$1,522,754
Series 2006-C29, Class P*	5.07		11/15/48	2,507	1,419,401
Series 2006-C29, Class Q*	5.07		11/15/48	11,284	4,129,752

					23,674,493

Total Other Commercial Mortgage Backed Securities (Cost – $213,117,588)					213,967,501

Total Commercial Mortgage Backed Securities (Cost – $213,117,588)					213,967,501

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 16.1%
Subordinated Collateralized Mortgage Obligations – 16.1%
Citicorp Mortgage Securities, Inc.
Series 2003-4, Class B4	5.00		03/25/18	275	253,326
Series 2003-4, Class B5	5.00		03/25/18	137	110,210
Series 2003-4, Class B6	5.00		03/25/18	275	155,208
Series 2003-5, Class B4*	5.35		04/25/33	498	444,865
Series 2003-5, Class B5	5.35		04/25/33	332	266,330
Series 2003-5, Class B6	5.35		04/25/33	499	241,237
Series 2002-11, Class B4*	5.84		11/25/32	949	945,761
Series 2002-11, Class B5	5.84		11/25/32	475	464,667
Series 2002-11, Class B6*	5.84		11/25/32	713	534,476

					3,416,080

Commercial
Series 2006-C8, Class L*	5.06		12/10/46	2,207	1,861,662
Series 2006-C8, Class M*	5.06		12/10/46	2,207	1,808,005
Series 2006-C8, Class N*	5.06		12/10/46	551	391,260

					4,060,927

First Horizon Mortgage Trust
Series 2005-FA9, Class B4	5.50		12/25/35	1,061	717,377
Series 2005-FA9, Class B5	5.50		12/25/35	1,597	751,661
Series 2005-FA9, Class B6	5.50		12/25/35	1,141	279,615

					1,748,653

G3 Mortgage Reinsurance Ltd.
Series 1, Class EH*	25.35	†	05/25/08	2,315	2,465,776
Harborview Mortgage Loan Trust
Series 2005-14, Class B4*	5.55		12/19/35	3,357	2,860,916
Series 2005-1, Class B4*(b)	7.07	†	03/19/35	1,167	1,068,344
Series 2005-1, Class B5*(b)	7.07	†	03/19/35	1,701	1,395,776
Series 2005-1, Class B6*(b)	7.07	†	03/19/35	2,189	547,241

					5,872,277

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited) January 31, 2007
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Residential Funding Mortgage Sec I
Series 2003-S6, Class B1	5.00%		04/25/18	$165	$148,323
Series 2003-S6, Class B2	5.00		04/25/18	83	67,868
Series 2003-S6, Class B3	5.00		04/25/18	165	54,589
Series 2005-S9, Class B1*	5.75		12/25/35	906	790,563
Series 2005-S9, Class B2*	5.75		12/25/35	544	376,095
Series 2005-S9, Class B3*	5.75		12/25/35	907	290,091

					1,727,529

Resix Financial Ltd.
Series 2004-C, Class B7*	8.82	†	09/10/36	1,933	1,933,146
Series 2004-A, Class B8*	10.32	†	02/10/36	837	859,426
Series 2003-D, Class B7*	11.07	†	12/10/35	2,827	2,939,978
Series 2005-A, Class B9*	11.07	†	03/10/37	1,338	1,338,053
Series 2003-CB1, Class B8*	12.07	†	06/10/35	1,095	1,138,683
Series 2005-D, Class B9*	13.32	†	12/15/37	2,937	2,984,501
Series 2005-A, Class B10*	13.82	†	03/10/37	1,044	1,054,118
Series 2005-D, Class B10*	14.82	†	12/15/37	1,468	1,472,060
Series 2005-D, Class B11*	16.82	†	12/15/37	1,958	1,967,642
Series 2004-A, Class B11*	19.82	†	02/10/36	957	995,361

					16,682,968

Washington Mutual
Series 2003-S3, Class CB5	5.41		06/25/33	1,106	905,384
Series 2003-S3, Class CB6	5.41		06/25/33	1,106	574,917
Series 2005-AR2, Class B11(b)	6.55	†	01/25/45	4,768	3,821,952
Series 2005-AR2, Class B12(b)	6.55	†	01/25/45	4,002	900,423

					6,202,676

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR4, Class B6	4.56	†	04/25/35	1,188	392,156
Series 2006-14, Class B4*	6.00		11/25/36	1,248	1,068,044
Series 2006-15, Class B5*	6.00		11/25/36	1,871	1,242,012
Series 2006-15, Class B6*	6.00		11/25/36	1,992	791,895

					3,494,107

Total Subordinated Collateralized Mortgage Obligations (Cost – $45,081,945)					45,670,993

Total Non-Agency Residential Mortgage Backed Securities (Cost – $45,081,945)					45,670,993

		Value
	Shares	(Note 2)

PREFERRED STOCKS – 4.9%
Brandywine Realty Trust Series C, 7.50% (REIT)	34,931	888,645
CBL & Associates Properties, Inc. 7.75% (REIT)	51,628	1,329,421
CBL & Associates Properties, Inc. Series D, 7.38% (REIT)	61,180	1,550,301
Cousins Properties, Inc. Series B, 7.50% (REIT)	43,759	1,107,103
Health Care, Inc. Series F, 7.63% (REIT)	59,703	1,535,561
Host Marriott Corp. Class E, 8.88% (REIT)	50,000	1,350,500
Istar Financial, Inc. Series E, 7.88% (REIT)	100,000	2,578,000

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited) January 31, 2007
		Value
	Shares	(Note 2)

PREFERRED STOCKS (continued)
Istar Financial, Inc. Series F, 7.80% (REIT)	20,000	$515,000
Strategic Hotel Capital, Inc. Series A, 8.50% (REIT)*	37,154	938,139
Taubman Centers, Inc. Series G, 8.00% (REIT)	53,666	1,436,102
Urstadt Biddle Properties, Inc. Series D, 7.50% (REIT)	23,118	587,428

Total Preferred Stocks (Cost – $13,572,560)		13,816,200

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS – 2.5%
Federal Home Loan Discount Notes(f)	0.00%	02/05/07	5,000	4,997,222
Federal Home Loan Discount Notes(f)	0.00	02/02/07	1,800	1,799,750

				6,796,972

United States Treasury Bill#	4.92	03/15/07	250	248,557

Total Short Term Investments (Cost – $7,043,965)				7,045,529

Total Investments – 106.3% (Cost – $303,399,018)				300,929,410

Liabilities in Excess of Other Assets – (6.3)%				(17,933,690)

NET ASSETS – 100.0%				$282,995,720

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
**	—	Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T, and U.
†	—	Variable Rate Security — Interest Rate is in effect as of January 31, 2007.
(a)	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(c)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	—	Bond is in default.
(e)	—	Investments in loans receivable.
(f)	—	Zero Coupon Note — Interest rate represents current yield to maturity.
#	—	Portion or entire principal amount held as collateral for open future contracts (Note 7).
REIT	—	Real Estate Investment Trust

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Statement of Assets and Liabilities – (Unaudited)
January 31, 2007

Assets:
Investments in securities, at market (cost $297,899,018) (Note 2)	$295,429,410
Investments in loan receivable (cost $5,500,000)	5,500,000

Total investments (cost $303,399,018)	300,929,410
Cash	657,342
Cash collateral held for margin requirement on swap contracts	530,000
Interest and dividends receivable	1,501,226
Prepaid expenses and other assets	85,769

Total assets	303,703,747

Liabilities:
Reverse repurchase agreements (Note 5)	19,409,000
Interest payable for reverse repurchase agreements (Note 5)	27,264
Net unrealized depreciation on swap contracts (Note 7)	1,016,919
Payable to broker-variation margin on open futures contracts	89,063
Investment advisory fee payable (Note 3)	115,114
Directors’ fee payable	13,877
Administration fee payable (Note 3)	36,769
Distribution payable	21

Total liabilities	20,708,027

Net Assets (equivalent to $6.83 per share based on 41,426,201 shares issued and outstanding)	$282,995,720

Composition of Net Assets:
Capital stock, at par value ($0.001) (Note 6)	$41,423
Additional paid-in capital (Note 6)	283,311,349
Undistributed net investment income	3,122,965
Accumulated net realized gain	(552,940)
Net unrealized depreciation	(2,927,077)

Net assets applicable to capital stock outstanding	$282,995,720

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Statement of Operations – (Unaudited)
For the Six Months Ended January 31, 2007

Investment Income (Note 2):
Interest	$13,581,059
Dividends	525,312

14,106,371

Expenses:
Investment advisory fee (Note 3)	700,163
Administration fee (Note 3)	214,091
Insurance	45,812
Custodian	37,868
Directors’ fees	32,268
Audit and tax service fees	23,694
Reports to shareholders	10,182
Legal fees	9,866
Miscellaneous	676

Total operating expenses	1,074,620
Interest expense on reverse repurchase agreements (Note 5)	364,961

Total expenses	1,439,581
Less expenses waived by the investment adviser (Note 3)	(24,375)

Net expenses	1,415,206

Net investment income	12,691,165

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized loss on:
Investment transactions	(93,630)
Swap contracts	(126,142)
Futures transactions	(73,030)

Net realized loss on investment transactions, swap contracts and futures transactions	(292,802)

Net change in unrealized appreciation/depreciation on:
Investments	741,125
Swap contracts	(847,411)
Futures	559,450

Net change in unrealized appreciation/depreciation on investments, short sales, swap contracts and futures	453,164

Net realized and unrealized gain on investments, swap contracts and futures	160,362

Net increase in net assets resulting from operations	$12,851,527

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	January 31, 2007	Ended
	(Unaudited)	July 31, 2006

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$12,691,165	$21,678,993
Net realized gain (loss) on investment transactions, swap contracts and futures	(292,802)	8,369,064
Net change in unrealized appreciation/depreciation on investments, swap contracts and futures	453,164	(9,481,975)

Net increase in net assets resulting from operations	12,851,527	20,566,082

Dividends to Shareholders (Note 2):
Net investment income	(9,589,452)	(21,358,423)
Net realized gains	(6,066,796)	(1,788,670)

Total Dividends	(15,656,248)	(23,147,093)

Capital Stock Transactions (Note 6):
Net Proceeds from sales of shares (0 and 10,099,573 shares, respectively)	—	71,000,000
Issued to shareholders in reinvestment of distributions (2,285,581 and 3,367,230 shares, respectively)	15,656,227	23,147,077

Net increase from capital stock transactions	15,656,227	94,147,077

Total increase in net assets	12,851,506	91,566,066
Net Assets:
Beginning of period	270,144,214	178,578,148

End of period	$282,995,720	$270,144,214

Undistributed net investment income	$3,122,965	$21,252

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Statement of Cash Flows – (Unaudited)
For the Six Months Ended January 31, 2007

Increase (Decrease) in Cash:
Cash flows used for operating activities:
Net increase in net assets resulting from operations	$12,851,527
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of long-term portfolio investments	(51,616,069)
Proceeds from disposition of long-term portfolio investments and principal paydowns	40,912,073
Purchases of short-term portfolio investments, net	(2,225,806)
Increase in interest and dividend receivable	(243,873)
Increase in prepaid expenses and other assets	(46,292)
Increase in variation margin payable	89,063
Increase in interest payable for reverse repurchase agreements	1,695
Increase in investment advisory fee payable	32,887
Decrease in administration fee payable	(9,311)
Decrease in accrued expenses and other liabilities	(59,182)
Net accretion and paydown on investments	(2,420,472)
Unrealized appreciation on investments	(741,125)
Unrealized appreciation/depreciation on swap contracts	847,411
Net realized loss on investment transactions	93,630

Net cash used in operating activities	(2,533,844)

Cash flows provided by financing activities:
Net cash received on reverse repurchase agreements	3,301,000
Dividends paid to shareholders, net of reinvestments	(21)

Net cash provided by financing activities	3,300,979

Net increase in cash	767,135
Cash at beginning of period	420,207

Cash at end of period	$1,187,342

Noncash financing activities not included herein consist of reinvestment of dividends of $15,656,227
Interest payments for the six months ended January 31, 2007 totaled $363,266.
Cash at end of period includes $530,000 received for margin requirements on swap contracts.

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Financial Highlights

	For the
	Six Months
	Ended		For the Year	For the Year	For the Year	For the Year	For the Year
	January 31, 2007		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		July 31, 2006	July 31, 2005	July 31, 2004	July 31, 2003	July 31, 2002

Per Share Operating Performance:
Net asset value, beginning of period	$6.90		$6.96	$6.83	$6.84	$11.14	$10.64

Net investment income	0.32		0.60	0.65 *	0.76 *	0.76	0.91
Net realized and unrealized gains (losses) on investments, short sales, futures and swap contracts	0.01		(0.02)	0.15	(0.08)	0.28	0.63

Net increase in net asset value resulting from operations	0.33		0.58	0.80	0.68	1.04	1.54

Dividends from net investment income	(0.25)		(0.59)	(0.65)	(0.65)	(1.39)	(0.87)
Dividends from net realized gains	(0.15)		(0.05)	(0.02)	(0.04)	(0.92)	(0.17)
Dividends from returns of capital	—		—	—	—	(3.03)	0.00

Total dividends	(0.40)		(0.64)	(0.67)	(0.69)	(5.34)	(1.04)

Net asset value, end of period	$6.83		$6.90	$6.96	$6.83	$6.84	$11.14

Total Investment Return	4.77%	(1)	8.47%	11.74%	10.02%	8.98%	15.07%

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000’s)	$282,996		$270,144	$178,578	$138,689	$98,539	$158,922
Operating expenses	0.77%	(2)	0.79%	0.87%	0.89%	0.77%	0.81%
Interest expense	0.26%	(2)	0.82%	0.72%	0.33%	0.05%	0.00%
Total expenses	1.03%	(2)	1.61%	1.59%	1.22%	0.82%	0.81%
Total expenses including fee waiver and excluding interest expense	0.75%	(2)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	9.06%	(2)	9.34%	9.67%	11.02%	7.75%	9.08%
Portfolio turnover rate	14%	(1)	46%	31%	51%	83%	113%

(1)	Not Annualized

(2)	Annualized

*	Calculated based on the average shares outstanding during the year.

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC
Notes to Financial Statements – (Unaudited)
January 31, 2007

1.     The Fund
The Hyperion Brookfield Income Fund, Inc. (the “Fund”) (formerly Hyperion Strategic Bond Fund, Inc.) was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified closed-end management investment company. Pursuant to the Fund’s charter, the Fund’s existence will terminate on December 31, 2007, unless shareholders holding more than 75% of the Fund’s common stock agree to extend the duration of the Fund’s existence for another year.
The Fund’s investment objective is to provide a high total return by investing in securities backed by interests in real estate. No assurance can be given that the Fund’s investment objective will be achieved.
2.     Significant Accounting Policies
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on the loans receivable is accrued based upon the principal amount outstanding.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.
Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principals generally accepted in the United States of America. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.
Repurchase Agreements: The Fund regularly invests in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the

HYPERION BROOKFIELD INCOME FUND, INC
Notes to Financial Statements – (Unaudited)
January 31, 2007

market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Brookfield Asset Management, Inc. (the “Adviser”) is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. See Note 7 for a summary of all open swap agreements as of January 31, 2007.
Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
3.     Investment Advisory Agreements and Affiliated Transactions
Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Adviser as described in the Proxy Agreement to Stockholders dated April 6, 2005 (the “Transaction”) the Fund entered into a Investment Advisory Agreement (the “New Investment Advisory Agreement”) with the Adviser on April 28, 2005. The Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the New Investment Advisory Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The New Investment

HYPERION BROOKFIELD INCOME FUND, INC
Notes to Financial Statements – (Unaudited)
January 31, 2007

Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services which are equal to 0.50% of the average weekly asset value of the Fund.
During the six months ended January 31, 2007, the Adviser earned $700,163 in management fees, of which the Adviser has waived $24,375 of its fee.
The Adviser has contractually agreed to either waive or reimburse the ongoing expenses of the Fund to the extent that such expenses, excluding interest expense, exceed 0.75% of average weekly net assets per annum.
The Fund has entered into an Administration Agreement with the Adviser. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee at an annual rate of 0.15% of the Fund’s average weekly net assets. During the six months ended January 31, 2007, the Adviser earned $214,091 in Administration fees. The Adviser is responsible for any fees due the Sub-Administrator, except for NQ filing fees.
Certain officers and/or directors of the Fund are officers and/or directors of the Adviser.
4.     Purchases and Sales of Investments
Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended January 31, 2007, were $51,369,098 and $41,357,401, respectively.
5.     Borrowings
Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
At January 31, 2007, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$2,839,000	Bank of America, 5.37%, dated 01/18/07, maturity date 02/13/07	$2,850,011
3,686,000	Bank of America, 5.37%, dated 01/18/07, maturity date 02/13/07	3,700,296
4,796,000	Bear Stearns, 5.35%, dated 01/29/07, maturity date 02/05/07	4,800,989
3,282,000	Bear Stearns, 5.35%, dated 01/29/07, maturity date 02/05/07	3,285,414
4,806,000	Morgan Stanley, 5.37%, dated 01/18/07, maturity date 02/13/07	4,824,639

$19,409,000

	Maturity Amount, Including Interest Payable	$19,461,349

	Market Value of Assets Sold Under Agreements	$20,370,712

	Weighted Average Interest Rate	5.36%

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2007, was approximately $13,522,631 at a weighted average interest rate of 5.40%. The maximum amount of reverse repurchase

HYPERION BROOKFIELD INCOME FUND, INC
Notes to Financial Statements – (Unaudited)
January 31, 2007

agreements outstanding at any time during the period was $25,651,040 as of October 10, 2006, which was 8.45% of total assets.
6.     Capital Stock
There are 200 million shares of $0.001 par value common stock authorized. Of the 41,426,201 shares outstanding at January 31, 2007, the Adviser owned 7,018 shares. On October 1, 2004 the Fund purchased 174,263 shares of its common stock to provide liquidity to the Fund’s shareholders since the Fund’s shares are not sold on a secondary market. The value of the purchase shares amounted to $1,245,982.
7.     Financial Instruments
The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.
At January 31, 2007, the following swap agreements were outstanding:

			Net Unrealized
	Expiration		Appreciation/
Notional Amount	Date	Description	Depreciation

$5,000,000	09/11/42	Agreement with Bear Stearns, dated 11/02/05 to receive monthly the notional amount multiplied by 2.10% and to pay only in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 2005-PWR9K.	$378,762
10,000,000	12/11/40	Agreement with Bear Stearns dated 06/06/06 to pay monthly the notional amount multiplied by 1.15% and to receive in the event of a write down, failure to pay a principal amount or an interest shortfall on BSCMS 2005-PW10K.	(584,323)
2,200,000	08/13/42	Agreement with Bear Stearns, dated 06/06/06 to pay monthly the notional amount multiplied by 0.70% and to receive in the event of a write down, failure to pay a principal payment or an interest shortfall on MCS 2005-HQ6J.	(55,504)
9,000,000	10/15/44	Agreement with Bear Stearns, dated 06/06/06 to pay monthly the notional amount multiplied by 1.16% and to receive in the event of a write down, failure to pay a principal payment or an interest shortfall on WBCMT 2005-C21H.	(251,054)
9,800,000	12/15/40	Agreement with Goldman Sachs Capital Markets, LP, dated 06/06/06 to pay monthly the notional amount multiplied by 1.18% and to receive in the event of a write down, failure to pay a principal payment or an interest shortfall on CSFB 2005-C6J.	(431,361)
8,000,000	01/15/46	Agreement with Goldman Sachs Capital Markets, LP, dated 06/06/06 to pay monthly the notional amount multiplied by 1.18% and to receive in the event of a write down, failure to pay a principal payment or an interest shortfall on CD 2006-CD2J.	(300,596)

HYPERION BROOKFIELD INCOME FUND, INC
Notes to Financial Statements – (Unaudited)
January 31, 2007

			Net Unrealized
	Expiration		Appreciation/
Notional Amount	Date	Description	Depreciation

3,100,000	02/15/39	Agreement with Greenwich Capital Markets, dated 06/06/06 to pay monthly the notional amount multiplied by 1.16% and to receive in the event of a write down, failure to pay a principal payment or an interest shortfall on CSMC 2006-C1K.	(89,051)
6,000,000	04/15/42	Agreement with Morgan Stanley Capital Services, dated 11/02/05 to receive monthly the notional amount multiplied by 2.15% and to pay only in the event of a write down, failure to pay a principal payment or an interest shortfall on WBCMT 2005-C18J.	316,208

			$(1,016,919)

At January 31, 2007, the Fund had the following short futures contracts outstanding:

Number of			Unrealized
Contracts	Description	Notional Value	Appreciation

300	U.S Treasury Notes — 10 Year Futures	32,025,000	$559,450
8.     Contractual Obligations
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9.     New Accounting Pronouncements
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Fund has not completed its evaluation of the impact on its financial statements, if any, that will result from adopting FIN 48.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Fund has not completed it evaluation of the impact of the adoption of SFAS No. 157 and the impact on the amounts reported in the financial statements.

PROXY RESULTS (Unaudited)

During the six months ended January 31, 2007, Hyperion Brookfield Income Fund, Inc. shareholders voted on the following proposals at a shareholders’ meeting on December 20, 2006. The description of each proposal and number of shares voted are as follows:

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

1. To elect to the Fund’s Board of Directors
Clifford E. Lai	24,332,938.38	0	0

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

2. To elect to the Fund’s Board of Directors
Robert F. Birch	24,332,938.38	0	0

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

3. To elect to the Fund’s Board of Directors
Rodman L. Drake	24,332,938.38	0	0

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

4. To elect to the Fund’s Board of Directors
Harald R. Hansen	24,332,938.38	0	0

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

5. To elect to the Fund’s Board of Directors
Stuart A. McFarland	24,332,938.38	0	0

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

6. To elect to the Fund’s Board of Directors
Louis P. Salvatore	24,332,938.38	0	0

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

7. To amend the Fund’s Articles of Incorporation
Allow stockholder voting by written consent	24,332,920.38	0	18

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

8. To amend the Fund’s Articles of Incorporation
Perpetual duration of the Fund	482.10	24,332,456.28	0

PROXY RESULTS (Unaudited)

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

9. To amend the Fund’s Articles of Incorporation
Reduce shareholder vote requirement for liquidation of the Fund	464.11	24,332,456.28	18.00

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

10. To amend the fundamental investment limitations of the Fund
Allow the Fund to invest in CMBS and loans where the underlying assets are non-dollar denominated Commercial Mortgage Loans	464.11	24,332,456.28	18.00

HYPERION BROOKFIELD INCOME FUND, INC.
Information Concerning Directors and Officer (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Brookfield Income Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of		Portfolios in Fund
Name, Address	Office and Length of	Principal Occupation(s) During Past 5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 71	Director, Member of the Audit Committee Elected since April 2002	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); President and Director of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001- Present).	4

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 64	Director, Member of the Audit Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director and/or Lead Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Celgene Corporation (“CELG”) (April 2006-Present); Director of Student Loan Corporation (’‘STU”) (2005-Present); General Partner of Resource Capital Fund I, II & III CIP L.P. (1998-Present); Co-founder of Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Service Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-Present); Chairman of Excelsior Funds (33) (1994-Present); Chairman of Laudus Funds (2006-Present).	4

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 75	Director, Member of the Audit Committee Elected since December 1999	Director of other investment company advised by the Advisor or by its affiliates (2003- Present); Director of Crystal River Capital, Inc. (2005-Present); Director and Chairman of Executive Committee of Georgia Commerce Bank (2002-Present); Director of Midtown Alliance (1988-Present); Chairman of the Board of U.S. Disabled Athletes Fund (1991- 2005); Trustee and Vice Chairman of the Board of Oglethorpe University (1993-Present); Trustee of Asheville School (1996-Present); Trustee of the Tull Foundation (1996-Present); Member of Advisory Board of Directors of Wachovia Bank, NA. (1996-Present).	2

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	Director and Chairman of the Board Elected since September 2000	Managing Partner (2006-Present) of Brookfield Asset Management, Inc.; Managing Partner (2005-Present), Chairman (2006-Present), President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President, Chief Executive Officer and Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); President of several investment companies advised by the Advisor (1995-Present); Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	4

HYPERION BROOKFIELD INCOME FUND, INC.
Information Concerning Directors and Officer (Unaudited)

	Position(s) Held with		Number of
	Fund and Term of		Portfolios in Fund
Name, Address	Office and Length of	Principal Occupation(s) During Past 5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 59	Director Elected Since December 2006	Director of several investment companies advised by the Advisor or by its affiliates (2006- Present); Director of Brandywine Funds (2003- Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-Present); Managing Partner of Federal City Capital Advisors, LLC (1997-Present).	4

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 59	Director Elected Since December 2006	Director of several investment companies advised by the Advisor or by its affiliates (2005- Present); Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (“JTX”) (2004- Present); Director of Professional Services Insurance Company Limited (2002-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977- 2002).	4

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfiled Asset Management, Inc., the Fund’s Advisor.

HYPERION BROOKFIELD INCOME FUND, INC.
Information Concerning Directors and Officer (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

John Dolan* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	President	Elected since September 2003	Managing Partner (2005-Present), Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor; Chief Investment Officer of Crystal River Capital, Inc. (2005-Present); Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).
Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 47	Treasurer	Elected since December 1999	Managing Director, Chief Operating Officer and Chief Financial Officer of Brookfield Operations and Management Services, LLC (January 2007- Present); Managing Director, Chief Operating Officer (1998-2006) and Chief Financial Officer (2000-2006) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1996-2006).

Jonathan C. Tyras* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 38	Secretary	Elected November 2006**	Director, General Counsel and Secretary (October 2006-Present) of the Advisor; Vice President, General Counsel and Assistant Secretary of Crystal River Capital, Inc. (November 2006-Present); Secretary of several investment companies advised by the Advisor (November 2006-Present); Attorney at Paul, Hastings, Janofsky & Walker LLP (1998- October 2006).

Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 34	Chief Compliance Officer (“CCO”)	Elected August 2006**	Vice President, CCO (August 2006-Present), Compliance Officer (July 2005-August 2006) and Assistant General Counsel (July 2006- Present) of the Advisor; CCO of several investment companies advised by the Advisor (August 2006-Present); Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney at the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

**	Daniel S. Kim served as the Secretary and CCO of the Fund and the Advisor until August 2006.
The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION BROOKFIELD INCOME FUND, INC.
Additional Information

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperionbrookfield.com.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Proxy Voting Record
The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

John H. Dolan
President

Clifford E. Lai
Director and Chairman of the Board

Robert F. Birch*
Director

Harald R. Hansen*
Director

Rodman L. Drake*
Director

Stuart A. McFarland
Director

Louis P. Salvatore
Director

Thomas F. Doodian
Treasurer

Jonathan C. Tyras
Secretary

Josielyne K. Pacifico
Chief Compliance Officer

* Audit Committee Members

The financial information included herein is taken from records of the Fund without audit by the Fund’s independent auditors, who do not express an opinion thereon.
This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.
Hyperion Brookfield Asset Management Inc.
Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010

Item 2. Code of Ethics.

     Not Applicable.

Item 3. Audit Committee Financial Expert.

     Not Applicable.

Item 4. Principal Accountant Fees and Services.

     Not Applicable.

Item 5. Audit Committee of Listed Registrants.

     Not Applicable.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not Applicable.

Item 11. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)   As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)   (1) None.

       (2)  A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

       (3)  None.

(b)   A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD INCOME FUND, INC.

By:	/s/ John H. Dolan John H. Dolan Principal Executive Officer

Date: April 2, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Dolan John H. Dolan Principal Executive Officer

Date: April 2, 2007

By:	/s/ Thomas F. Doodian Thomas F. Doodian Treasurer and Principal Financial Officer

Date: April 2, 2007